Restricted Shares Activity (Detail) - Parent Company	12 Months Ended
Dec. 31, 2016 $ / shares shares
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2015 | shares	344,534
Granted | shares	526,960
Vested | shares	(93,409)
Cancelled | shares	(242)
Forfeited | shares	(70,572)
Unvested, December 31, 2016 | shares	707,271
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2015 | $ / shares	$ 1,853.50
Granted | $ / shares	1,755.90
Vested | $ / shares	1,716.50
Cancelled | $ / shares	1,743.10
Forfeited | $ / shares	1,831.50
Unvested, December 31, 2016 | $ / shares	$ 1,800.70